UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX


          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY


                 Investment Company Act file number: 811-21507



                    EVERGREEN UTILITIES AND HIGH INCOME FUND
_____________________________________________________________________________
               Exact name of registrant as specified in charter)


                               200 Berkeley Street
                        Boston, Massachusetts 02116-5034
 _____________________________________________________________________________
                    (Address of principal executive offices)


                          The Corporation Trust Company
                              1209 Orange Street
                           Wilmington, Delaware 19801
  _____________________________________________________________________________
                     (Name and address of agent for service)


Registrant's telephone number, including area code:    (617) 210-3200

Date of fiscal year end:   8/31

Date of reporting period:  7/1/2003 - 6/30/2004

ITEM 1. PROXY VOTING RECORD

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-21507
Reporting Period: 07/01/2003 - 06/30/2004
Evergreen Utilities and High Income Fund



=================== EVERGREEN UTILITIES AND HIGH INCOME FUND ===================


ENEL SPA

Ticker:                      Security ID:  T3679P115
Meeting Date: MAY 21, 2004   Meeting Type: Annual/Special
Record Date:  MAY 14, 2004

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Accept Financial Statements, Consolidated For       Did Not    Management
      Accounts, and Statutory Reports                     Vote
2     Approve Allocation of Income              For       Did Not    Management
                                                          Vote
1     Amend Articles To Reflect New Italian     For       Did Not    Management
      Company Law Regulations and New                     Vote
      Regulations Re: Italian State's 'Special
      Powers'
2     Approve Increase in Share Capital in the  For       Did Not    Management
      Order of EUR 38.53 Million Pursuant to              Vote
      Share Option Scheme in Favor of Managers
3a    Appoint Internal Statutory Auditors -     None      Did Not    Management
      Majority Shareholder Slate (Ministry of             Vote
      Economy and Finance)
3b    Appoint Internal Statutory Auditors -     None      Did Not    Management
      Minority Shareholder Slate (Institutional           Vote
      Investors)
4     Approve Remuneration of Primary Internal  For       Did Not    Management
      Statutory Auditors                                  Vote

                                   SIGNATURE


Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                EVERGREEN UTILITIES AND HIGH INCOME FUND


                                By:   /s/ Dennis H. Ferro
                                   ---------------------------------------
                                    Dennis H. Ferro
                                    President
                                        (Chief Executive Officer)

Date:   August 30, 2004
     --------------------------